UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
8/31/14 (Unaudited)

COMMON STOCKS (95.6%)(a)
			Shares	Value

Advertising and marketing services (0.4%)

Conversant, Inc.(NON)			230	$6,334

Lions Gate Entertainment Corp.			313	10,144

Omnicom Group, Inc.			1,627	117,160

				133,638
Aerospace and defense (1.9%)

Airbus Group NV (France)			174	10,701

Alliant Techsystems, Inc.			77	9,702

Astronics Corp.(NON)			85	5,333

Embraer SA ADR (Brazil)			304	11,780

Northrop Grumman Corp.			1,598	203,298

Orbital Sciences Corp.(NON)			321	8,593

Raytheon Co.			3,073	296,053

Safran SA (France)			223	14,617

Zodiac Aerospace (France)			435	14,189

				574,266
Agriculture (—%)

Andersons, Inc. (The)			129	8,871

Limoneira Co.			101	2,447

S&W Seed Co.(NON)			384	2,170

				13,488
Airlines (1.3%)

Alaska Air Group, Inc.			2,946	136,518

Delta Air Lines, Inc.			348	13,774

Hawaiian Holdings, Inc.(NON)			557	8,689

International Consolidated Airlines Group SA (Spain)(NON)			4,466	26,735

Republic Airways Holdings, Inc.(NON)			417	4,233

SkyWest, Inc.			268	2,404

Southwest Airlines Co.			5,329	170,581

Spirit Airlines, Inc.(NON)			145	10,207

				373,141
Automotive (1.5%)

Baoxin Auto Group, Ltd. (China)			11,000	8,161

Bayerische Motoren Werke (BMW) AG (Germany)			212	24,680

China ZhengTong Auto Services Holdings, Ltd. (China)			26,000	13,889

Denso Corp. (Japan)			300	13,013

Fuji Heavy Industries, Ltd. (Japan)			1,500	42,609

General Motors Co.			1,578	54,914

Harley-Davidson, Inc.			1,836	116,696

Hyundai Motor Co. (South Korea)			114	26,197

Kolao Holdings (South Korea)			630	11,836

Remy International, Inc.			166	3,669

Renault SA (France)			241	18,867

Suzuki Motor Corp. (Japan)			1,200	38,995

Toyota Motor Corp. (Japan)			600	34,185

Valeo SA (France)			259	31,299

				439,010
Banking (7.6%)

Access National Corp.			157	2,639

Alpha Bank A.E. (Greece)(NON)			15,531	13,591

Australia & New Zealand Banking Group, Ltd. (Australia)			754	23,541

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			1,829	22,134

Banco Bradesco SA ADR (Brazil)			1,252	22,836

Banco Latinoamericano de Exportaciones SA Class E (Panama)			358	11,495

Banco Santander SA (Spain)			3,111	31,026

Bank Mandiri (Persero) Tbk PT (Indonesia)			20,800	18,448

Bank of Kentucky Financial Corp.			96	3,529

Bank of New York Mellon Corp. (The)			3,958	155,074

Bank of Yokohama, Ltd. (The) (Japan)			4,000	22,056

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)			10,200	9,635

Barclays PLC (United Kingdom)			2,634	9,815

BNP Paribas SA (France)			356	24,034

BofI Holding, Inc.(NON)			112	8,623

Cardinal Financial Corp.			298	5,325

China Construction Bank Corp. (China)			31,000	23,040

Citizens & Northern Corp.			188	3,707

City National Corp.			857	65,029

Commonwealth Bank of Australia (Australia)			938	71,240

Compartamos SAB de CV (Mexico)			8,861	19,068

Credicorp, Ltd. (Peru)			142	22,020

Credit Agricole SA (France)			2,321	34,416

Credit Suisse Group AG (Switzerland)			480	13,531

DBS Group Holdings, Ltd. (Singapore)			2,000	28,694

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			12,545	26,674

East West Bancorp, Inc.			116	4,041

Farmers Capital Bank Corp.(NON)			144	3,168

Financial Institutions, Inc.			198	4,756

First Community Bancshares Inc.			193	3,150

First NBC Bank Holding Co.(NON)			121	3,885

First Niagara Financial Group, Inc.			3,603	31,346

FirstMerit Corp.			236	4,067

FirstRand, Ltd. (South Africa)			2,246	9,107

Flushing Financial Corp.			210	4,053

Grupo Financiero Banorte SAB de CV (Mexico)			4,511	31,802

Hang Seng Bank, Ltd. (Hong Kong)			1,400	23,646

Hanmi Financial Corp.			403	8,282

Heartland Financial USA, Inc.			130	3,110

Heritage Financial Group, Inc.			191	3,916

Industrial & Commercial Bank of China, Ltd. (China)			32,000	21,223

Itau Unibanco Holding SA ADR (Preference) (Brazil)			2,050	36,900

Joyo Bank, Ltd. (The) (Japan)			4,000	20,760

JPMorgan Chase & Co.			8,337	495,635

Lloyds Banking Group PLC (United Kingdom)(NON)			41,725	52,832

MainSource Financial Group, Inc.			295	5,089

Meta Financial Group, Inc.			115	4,370

National Australia Bank, Ltd. (Australia)			775	25,478

OFG Bancorp (Puerto Rico)			188	2,989

Pacific Premier Bancorp, Inc.(NON)			198	2,940

PacWest Bancorp			171	7,172

Peoples Bancorp, Inc.			187	4,482

Philippine National Bank (Philippines)(NON)			7,322	14,661

PNC Financial Services Group, Inc.			3,831	324,677

Popular, Inc. (Puerto Rico)(NON)			157	4,861

Qatar National Bank SAQ (Qatar)(NON)			234	12,981

Republic Bancorp, Inc. Class A			119	2,708

Resona Holdings, Inc. (Japan)			6,900	37,416

Skandinaviska Enskilda Banken AB (Sweden)			1,946	25,407

State Street Corp.			2,911	209,679

Sumitomo Mitsui Financial Group, Inc. (Japan)			500	20,186

Swedbank AB Class A (Sweden)			938	23,889

UniCredit SpA (Italy)			2,559	19,805

United Community Banks, Inc.			205	3,477

Wells Fargo & Co.			566	29,115

Westpac Banking Corp. (Australia)			865	28,308

				2,266,589
Basic materials (0.1%)

Hi-Crush Partners LP (Units)			170	11,756

Sumitomo Metal Mining Co., Ltd. (Japan)			1,000	15,171

U.S. Silica Holdings, Inc.			126	9,048

				35,975
Beverage (1.0%)

Anheuser-Busch InBev NV (Belgium)			285	31,662

Diageo PLC (United Kingdom)			636	18,747

Dr. Pepper Snapple Group, Inc.			2,786	175,295

Grape King Bio, Ltd. (Taiwan)			2,000	8,866

Heineken Holding NV (Netherlands)			345	23,813

SABMiller PLC (United Kingdom)			330	18,205

Suntory Beverage & Food, Ltd. (Japan)			700	25,667

				302,255
Biotechnology (1.8%)

Aegerion Pharmaceuticals, Inc.(NON)			183	5,591

AMAG Pharmaceuticals, Inc.(NON)			515	11,654

Ariad Pharmaceuticals, Inc.(NON)			901	5,604

Auxilium Pharmaceuticals, Inc.(NON)			153	2,846

Celgene Corp.(NON)			2,500	237,550

Cubist Pharmaceuticals, Inc.(NON)			192	13,254

Gilead Sciences, Inc.(NON)			1,093	117,585

Inovio Pharmaceuticals, Inc.(NON)			114	1,207

InterMune, Inc.(NON)			65	4,774

Isis Pharmaceuticals, Inc.(NON)			69	2,812

Medicines Co. (The)(NON)			164	4,200

Merrimack Pharmaceuticals, Inc.(NON)			655	4,572

NPS Pharmaceuticals, Inc.(NON)			151	4,557

Puma Biotechnology, Inc.(NON)			14	3,647

Repligen Corp.(NON)			208	3,964

Retrophin, Inc.(NON)			180	2,462

Sequenom, Inc.(NON)(S)			695	2,578

Sunesis Pharmaceuticals, Inc.(NON)			259	1,940

United Therapeutics Corp.(NON)			963	113,470

				544,267
Broadcasting (0.4%)

ITV PLC (United Kingdom)			9,690	33,975

Scripps Networks Interactive Class A			783	62,413

Sinclair Broadcast Group, Inc. Class A			111	3,225

TVN SA (Poland)			1,504	6,583

				106,196
Building materials (—%)

CaesarStone Sdot-Yam, Ltd. (Israel)			69	3,589

				3,589
Cable television (1.2%)

Comcast Corp. Class A			6,487	355,034

HSN, Inc.			51	3,090

				358,124
Capital goods (—%)

Stoneridge, Inc.(NON)			460	5,732

				5,732
Chemicals (3.1%)

Aceto Corp.			142	2,729

Axiall Corp.			203	8,441

BASF SE (Germany)			298	30,655

Cambrex Corp.(NON)			472	10,346

Chemtura Corp.(NON)			537	13,259

Dow Chemical Co. (The)			5,902	316,052

EMS-Chemie Holding AG (Switzerland)			46	19,992

Innophos Holdings, Inc.			115	6,687

Innospec, Inc.			149	6,285

Kraton Performance Polymers, Inc.(NON)			146	2,968

Landec Corp.(NON)			940	12,342

LSB Industries, Inc.(NON)			248	9,932

LyondellBasell Industries NV Class A			1,875	214,406

Minerals Technologies, Inc.			55	3,444

OM Group, Inc.			131	3,485

PTT Global Chemical PCL (Thailand)			5,400	10,567

Sasol, Ltd. (South Africa)			236	13,680

Sherwin-Williams Co. (The)			853	186,048

Syngenta AG (Switzerland)			69	24,765

Tronox, Ltd. Class A			118	3,582

UPL, Ltd. (India)			2,138	11,137

Zep, Inc.			316	5,018

				915,820
Coal (—%)

Adaro Energy Tbk PT (Indonesia)			87,100	9,792

				9,792
Commercial and consumer services (1.4%)

ADT Corp. (The)			1,664	61,335

Ascent Capital Group, Inc. Class A(NON)			24	1,498

Babcock International Group PLC (United Kingdom)			1,141	21,234

Bureau Veritas SA (France)			691	16,416

Compass Group PLC (United Kingdom)			1,344	21,855

Corporate Executive Board Co. (The)			50	3,296

Ctrip.com International, Ltd. ADR (China)(NON)			102	6,545

Deluxe Corp.			272	16,198

Ennis, Inc.			247	3,564

Expedia, Inc.			763	65,542

Experian PLC (United Kingdom)			1,072	18,651

Green Dot Corp. Class A(NON)			170	3,211

Harbinger Group, Inc.(NON)			871	11,279

Live Nation Entertainment, Inc.(NON)			418	9,179

MasterCard, Inc. Class A			240	18,194

MAXIMUS, Inc.			66	2,719

Pitney Bowes, Inc.			262	7,090

Priceline Group, Inc. (The)(NON)			81	100,789

Randstad Holding NV (Netherlands)			149	7,233

Sotheby's Class A			201	8,203

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			1,003	17,027

				421,058
Communications equipment (0.1%)

Plantronics, Inc.			43	2,052

RF Micro Devices, Inc.(NON)			1,143	14,253

				16,305
Computers (4.0%)

Anixter International, Inc.			94	8,388

Apple, Inc.			5,655	579,638

Aspen Technology, Inc.(NON)			177	7,273

AVG Technologies NV (Netherlands)(NON)			178	3,122

Bottomline Technologies, Inc.(NON)			67	1,887

Commvault Systems, Inc.(NON)			71	3,915

Cornerstone OnDemand, Inc.(NON)			124	4,643

Extreme Networks, Inc.(NON)			746	3,976

Fujitsu, Ltd. (Japan)			3,000	20,579

HCL Technologies, Ltd. (India)			730	19,618

inContact, Inc.(NON)			279	2,556

Lexmark International, Inc. Class A			101	5,107

MTS Systems Corp.			50	3,554

NetApp, Inc.			4,602	194,020

Netscout Systems, Inc.(NON)			128	5,897

Quantum Corp.(NON)			2,425	3,031

SanDisk Corp.			502	49,176

SolarWinds, Inc.(NON)			229	9,799

SS&C Technologies Holdings, Inc.(NON)			109	4,933

Synaptics, Inc.(NON)			179	14,696

VeriFone Systems, Inc.(NON)			161	5,622

Verint Systems, Inc.(NON)			109	5,464

Western Digital Corp.			2,358	242,898

				1,199,792
Conglomerates (1.2%)

AMETEK, Inc.			1,700	89,998

Danaher Corp.			2,595	198,803

Exor SpA (Italy)			382	15,198

Marubeni Corp. (Japan)			1,000	7,218

Siemens AG (Germany)			380	47,603

				358,820
Construction (0.4%)

Cemex SAB de CV ADR (Mexico)			946	12,516

China Singyes Solar Technologies Holdings, Ltd. (China)			8,000	13,275

IRB Infrastructure Developers, Ltd. (India)			3,586	14,860

Koninklijke Boskalis Westminster NV (Netherlands)			395	22,730

Mota-Engil Africa (Rights) (Portugal)(F)(NON)			905	1,024

Mota-Engil SGPS SA (Portugal)			2,446	15,080

Pembangunan Perumahan Persero Tbk PT (Indonesia)			62,000	13,065

Siam Cement PCL (The) NVDR (Thailand)			800	11,021

Trex Co., Inc.(NON)			233	8,761

Wendel SA (France)			174	21,004

				133,336
Consumer (1.1%)

Kimberly-Clark Corp.			2,997	323,676

Swatch Group AG (The) (Switzerland)			33	17,894

				341,570
Consumer finance (2.0%)

Discover Financial Services			3,471	216,486

Encore Capital Group, Inc.(NON)			227	10,077

Federal Agricultural Mortgage Corp. Class C			145	4,773

Housing Development Finance Corp., Ltd. (HDFC) (India)			638	11,297

MicroFinancial, Inc.			230	1,824

Nelnet, Inc. Class A			184	8,090

Ocwen Financial Corp.(NON)			109	3,045

Performant Financial Corp.(NON)			917	8,822

PHH Corp.(NON)			165	3,953

Portfolio Recovery Associates, Inc.(NON)			190	10,798

Santander Consumer USA Holdings, Inc.			1,239	23,070

Visa, Inc. Class A			1,365	290,090

				592,325
Consumer goods (0.5%)

Colgate-Palmolive Co.			891	57,674

Coty, Inc. Class A			508	8,733

Kao Corp. (Japan)			700	30,174

L'Oreal SA (France)			129	21,357

NACCO Industries, Inc. Class A			27	1,404

Reckitt Benckiser Group PLC (United Kingdom)			238	20,744

Unilever NV ADR (Netherlands)			518	21,532

				161,618
Consumer services (0.1%)

Chegg, Inc.(NON)			496	3,427

Geo Group, Inc. (The)(R)			72	2,694

Shutterfly, Inc.(NON)			39	1,989

TrueBlue, Inc.(NON)			497	13,489

				21,599
Containers (0.7%)

Ball Corp.			680	43,588

Crown Holdings, Inc.(NON)			3,331	160,787

				204,375
Distribution (0.5%)

Core-Mark Holding Co., Inc.			172	8,284

Fourlis Holdings SA (Greece)(NON)			1,418	9,297

Genuine Parts Co.			1,432	125,644

MWI Veterinary Supply, Inc.(NON)			43	6,108

SpartanNash Co.			155	3,331

United Natural Foods, Inc.(NON)			57	3,665

				156,329
Electric utilities (2.7%)

China Resources Power Holdings Co., Ltd. (China)			2,000	6,052

CMS Energy Corp.			2,787	85,115

Edison International			2,351	139,038

Enel SpA (Italy)			5,220	27,614

Entergy Corp.			3,841	297,332

PG&E Corp.			663	30,816

Power Grid Corp. of India, Ltd. (India)			4,080	8,687

PPL Corp.			4,497	155,731

Red Electrica Corporacion SA (Spain)			500	42,106

Tenaga Nasional Bhd (Malaysia)			2,900	11,390

				803,881
Electrical equipment (0.3%)

ABB, Ltd. (Switzerland)			1,182	26,819

II-VI, Inc.(NON)			437	6,101

Lextar Electronics Corp. (Taiwan)			16,000	17,932

OSRAM Licht AG (Germany)(NON)			349	14,592

WESCO International, Inc.(NON)			107	8,987

				74,431
Electronics (3.4%)

Broadcom Corp. Class A			5,596	220,370

Brother Industries, Ltd. (Japan)			1,400	27,140

Casetek Holdings, Ltd. (Taiwan)			2,000	12,111

Cavium, Inc.(NON)			54	3,034

Ceva, Inc.(NON)			293	4,442

Cirrus Logic, Inc.(NON)			148	3,579

EnerSys			202	12,987

Fairchild Semiconductor International, Inc.(NON)			194	3,405

FANUC Corp. (Japan)			200	33,447

FEI Co.			59	4,958

Freescale Semiconductor, Ltd.(NON)			238	5,010

GenMark Diagnostics, Inc.(NON)			439	4,719

Gentex Corp.			1,303	38,504

GT Advanced Technologies, Inc.(NON)			116	2,066

Hollysys Automation Technologies, Ltd. (China)(NON)			390	8,607

Hoya Corp. (Japan)			1,100	35,550

Inotera Memories, Inc. (Taiwan)(NON)			10,000	16,360

Integrated Silicon Solutions, Inc.			628	9,313

L-3 Communications Holdings, Inc.			1,551	170,532

Marvell Technology Group, Ltd.			6,542	90,999

Mellanox Technologies, Ltd. (Israel)(NON)			78	3,260

Mentor Graphics Corp.			578	12,606

Microsemi Corp.(NON)			127	3,383

Pegatron Corp. (Taiwan)			7,000	14,848

Rockwell Automation, Inc.			724	84,426

Samsung Electronics Co., Ltd. (South Korea)			55	66,936

Semtech Corp.(NON)			122	3,179

Silicon Image, Inc.(NON)			827	4,185

SK Hynix, Inc. (South Korea)(NON)			617	27,626

Sparton Corp.(NON)			181	5,206

Xilinx, Inc.			1,540	65,065

				997,853
Energy (oil field) (3.4%)

Baker Hughes, Inc.			1,744	120,580

Dril-Quip, Inc.(NON)			248	25,165

Halliburton Co.			2,709	183,155

Key Energy Services, Inc.(NON)			801	5,046

Oceaneering International, Inc.			523	36,380

Oil States International, Inc.(NON)			317	20,462

Schlumberger, Ltd.			4,037	442,617

SPT Energy Group, Inc. (China)			30,000	15,252

Superior Energy Services, Inc.			4,514	161,782

				1,010,439
Energy (other) (0.1%)

AMEC PLC (United Kingdom)			1,395	26,054

FutureFuel Corp.			558	7,767

				33,821
Engineering and construction (0.4%)

China Railway Group, Ltd. (China)			28,000	14,488

Hyundai Engineering & Construction Co., Ltd. (South Korea)			226	14,243

JGC Corp. (Japan)			1,000	28,939

Singapore Technologies Engineering, Ltd. (Singapore)			7,000	20,512

Vinci SA (France)			608	39,744

				117,926
Entertainment (0.3%)

Carmike Cinemas, Inc.(NON)			67	2,269

CJ CGV Co., Ltd. (South Korea)			257	13,079

Marriott Vacations Worldwide Corp.(NON)			107	6,376

National CineMedia, Inc.			438	6,395

Panasonic Corp. (Japan)			2,000	24,432

SeaWorld Entertainment, Inc.			444	9,231

Six Flags Entertainment Corp.			123	4,487

TiVo, Inc.(NON)			770	10,849

Vail Resorts, Inc.			41	3,259

VOXX International Corp.(NON)			222	2,198

				82,575
Environmental (0.1%)

MSA Safety, Inc.			75	4,152

Sound Global, Ltd. (China)(NON)			13,000	13,419

				17,571
Financial (1.0%)

Bajaj Finance, Ltd. (India)			186	7,575

Bajaj Finserv, Ltd. (India)			578	10,033

Carlyle Group LP (The)			137	4,557

Credit Acceptance Corp.(NON)			41	5,053

CTBC Financial Holding Co., Ltd. (Taiwan)			29,000	21,102

HSBC Holdings PLC (United Kingdom)			5,668	61,351

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			4,600	26,447

Morgan Stanley			4,896	167,982

WageWorks, Inc.(NON)			136	5,611

				309,711
Food (1.7%)

Annie's, Inc.(NON)			117	3,731

Associated British Foods PLC (United Kingdom)			537	25,524

Boulder Brands, Inc.(NON)			100	1,346

Calbee, Inc. (Japan)			1,100	37,955

Carrefour SA (France)			698	24,199

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			2,000	129

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			522	26,565

Daesang Corp. (South Korea)			291	15,871

Distribuidora Internacional de Alimentacion SA (Spain)			1,907	16,057

Mondelez International, Inc. Class A			6,675	241,568

Nestle SA (Switzerland)			1,044	81,025

Sao Martinho SA (Brazil)			521	10,564

Ulker Biskuvi Sanayi AS (Turkey)			1,063	7,869

Unilever PLC (United Kingdom)			407	17,966

				510,369
Forest products and packaging (0.3%)

Amcor, Ltd. (Australia)			1,810	19,305

Domtar Corp. (Canada)			80	2,983

KapStone Paper and Packaging Corp.(NON)			261	8,023

Packaging Corp. of America			450	30,596

UPM-Kymmene OYJ (Finland)			1,341	20,140

				81,047
Gaming and lottery (0.1%)

Paradise Entertainment, Ltd. (Hong Kong)			16,000	8,299

Penn National Gaming, Inc.(NON)			588	6,639

				14,938
Health-care services (3.2%)

Aetna, Inc.			2,242	184,135

Amedisys, Inc.(NON)			177	3,703

AmSurg Corp.(NON)			127	6,831

Cardinal Health, Inc.			2,040	150,348

Centene Corp.(NON)			39	3,047

Charles River Laboratories International, Inc.(NON)			548	32,387

Chemed Corp.			158	16,686

Community Health Systems, Inc.(NON)			206	11,182

Computer Programs & Systems, Inc.			33	2,028

Health Net, Inc.(NON)			606	28,603

HealthSouth Corp.			50	1,970

Kindred Healthcare, Inc.			264	5,452

McKesson Corp.			1,321	257,635

Omega Healthcare Investors, Inc.(R)			109	4,106

Providence Service Corp. (The)(NON)			233	10,608

Suzuken Co., Ltd. (Japan)			300	9,991

Threshold Pharmaceuticals, Inc.(NON)			496	2,063

Triple-S Management Corp. Class B (Puerto Rico)(NON)			96	1,837

WellPoint, Inc.			1,783	207,737

WuXi PharmaTech Cayman, Inc. ADR (China)(NON)			383	14,179

				954,528
Household furniture and appliances (0.1%)

La-Z-Boy, Inc.			136	2,902

Select Comfort Corp.(NON)			245	5,481

Steinhoff International Holdings, Ltd. (South Africa)			3,465	17,058

				25,441
Industrial (—%)

HD Supply Holdings, Inc.(NON)			154	4,277

				4,277
Insurance (3.4%)

Ageas (Belgium)			699	23,462

AIA Group, Ltd. (Hong Kong)			6,000	32,748

Alleghany Corp.(NON)			199	85,795

Allianz SE (Germany)			228	38,886

Allied World Assurance Co. Holdings AG			294	10,875

American Equity Investment Life Holding Co.			377	9,327

American International Group, Inc.			216	12,109

Amtrust Financial Services, Inc.			200	8,806

Aon PLC			2,584	225,221

Assicurazioni Generali SpA (Italy)			1,486	30,381

AXA SA (France)			879	21,771

Berkshire Hathaway, Inc. Class B(NON)			190	26,078

Cathay Financial Holding Co., Ltd. (Taiwan)			11,004	18,775

China Life Insurance Co., Ltd. Class H (China)			5,000	14,355

China Pacific Insurance (Group) Co., Ltd. (China)			2,800	10,513

Chubb Corp. (The)			1,899	174,613

CNO Financial Group, Inc.			402	7,176

Genworth Financial, Inc. Class A(NON)			1,215	17,241

Insurance Australia Group, Ltd. (Australia)			5,665	34,232

Legal & General Group PLC (United Kingdom)			6,463	25,933

Liberty Holdings, Ltd. (South Africa)			1,385	16,956

Maiden Holdings, Ltd. (Bermuda)			330	4,013

Meritz Fire & Marine Insurance Co., Ltd. (South Korea)			654	8,837

Muenchener Rueckversicherungs AG (Germany)			84	16,843

PartnerRe, Ltd.			765	85,443

Powszechny Zaklad Ubezpieczen SA (Poland)			64	9,371

ProAssurance Corp.			127	5,867

Prudential PLC (United Kingdom)			874	21,039

Stewart Information Services Corp.			290	9,344

Symetra Financial Corp.			330	8,032

United Insurance Holdings Corp.			348	5,617

				1,019,659
Investment banking/Brokerage (1.6%)

Deutsche Bank AG (Germany)			575	19,674

Goldman Sachs Group, Inc. (The)			2,173	389,206

Investor AB Class B (Sweden)			655	24,272

Noah Holdings, Ltd. ADR (China)(NON)			676	10,323

UBS AG (Switzerland)			1,330	23,846

WisdomTree Investments, Inc.(NON)			628	7,429

				474,750
Leisure (0.2%)

Brunswick Corp.			211	9,073

Shimano, Inc. (Japan)			300	35,783

				44,856
Lodging/Tourism (1.0%)

Century Casinos, Inc.(NON)			457	2,367

Grand Korea Leisure Co., Ltd. (South Korea)			373	16,628

Hilton Worldwide Holdings, Inc.(NON)			6,095	154,325

Home Inns & Hotels Management, Inc. ADR (China)(NON)			345	11,544

Marcus Corp.			377	6,865

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			350	9,926

MGM China Holdings, Ltd. (Hong Kong)			7,200	23,830

SJM Holdings, Ltd. (Hong Kong)			7,000	17,613

Wyndham Worldwide Corp.			860	69,608

				312,706
Machinery (2.3%)

Alfa Laval AB (Sweden)			1,271	29,023

Altra Industrial Motion Corp.			305	10,144

Caterpillar, Inc.			1,433	156,297

Cummins, Inc.			1,121	162,668

DXP Enterprises, Inc.(NON)			60	4,807

Franklin Electric Co., Inc.			139	5,276

Hyster-Yale Materials Holdings, Inc.			53	4,086

Joy Global, Inc.			993	62,708

Kadant, Inc.			171	6,778

Middleby Corp. (The)(NON)			103	8,882

Mitsubishi Electric Corp. (Japan)			3,000	37,541

Roper Industries, Inc.			1,155	173,897

THK Co., Ltd. (Japan)			800	18,938

				681,045
Manufacturing (0.9%)

AZZ, Inc.			152	7,044

Chase Corp.			155	5,503

Generac Holdings, Inc.(NON)			185	8,606

Greenbrier Cos., Inc. (The)			377	26,963

IDEX Corp.			817	62,860

IMI PLC (United Kingdom)			1,213	27,307

Ingersoll-Rand PLC			1,120	67,424

Leggett & Platt, Inc.			1,288	45,196

Polypore International, Inc.(NON)			46	2,062

Standex International Corp.			80	5,970

TriMas Corp.(NON)			271	8,591

Trinseo SA(NON)			83	1,632

				269,158
Media (0.7%)

Demand Media, Inc.(NON)			56	503

Naspers, Ltd. Class N (South Africa)			179	22,748

Viacom, Inc. Class B			2,314	187,781

				211,032
Medical technology (1.4%)

Accuray, Inc.(NON)			453	3,687

Alere, Inc.(NON)			234	8,295

Align Technology, Inc.(NON)			74	4,030

AtriCure, Inc.(NON)			183	2,840

Coloplast A/S Class B (Denmark)			500	41,507

Conmed Corp.			268	10,586

Cyberonics, Inc.(NON)			28	1,607

DexCom, Inc.(NON)			84	3,713

Globus Medical, Inc. Class A(NON)			189	3,428

Greatbatch, Inc.(NON)			240	10,937

Henry Schein, Inc.(NON)			795	95,154

Hill-Rom Holdings, Inc.			203	8,893

Insulet Corp.(NON)			135	4,875

Intuitive Surgical, Inc.(NON)			225	105,752

Mettler-Toledo International, Inc.(NON)			137	37,056

Myriad Genetics, Inc.(NON)(S)			641	23,198

OraSure Technologies, Inc.(NON)			1,480	12,328

Spectranetics Corp. (The)(NON)			151	4,285

STAAR Surgical Co.(NON)			546	6,284

Steris Corp.			93	5,235

Trinity Biotech PLC ADR (Ireland)			161	3,511

West Pharmaceutical Services, Inc.			209	9,077

				406,278
Metals (1.0%)

Antofagasta PLC (United Kingdom)			1,238	16,144

ArcelorMittal SA (France)			1,498	21,799

BHP Billiton PLC (Australia)			759	24,036

BHP Billiton, Ltd. (Australia)			896	30,686

Glencore Xstrata PLC (United Kingdom)			3,639	21,894

Hitachi Metals, Ltd. (Japan)			3,000	51,093

Horsehead Holding Corp.(NON)			567	11,448

L.B. Foster Co. Class A			100	5,246

Mining and Metallurgical Co. GMK Norilsk Nickel OJSC ADR (Russia)			629	12,310

NN, Inc.			398	11,614

Reliance Steel & Aluminum Co.			376	26,290

Rio Tinto PLC (United Kingdom)			395	21,073

Sung Kwang Bend Co., Ltd. (South Korea)			445	7,702

voestalpine AG (Austria)			671	28,786

				290,121
Natural gas utilities (0.7%)

Centrica PLC (United Kingdom)			4,614	24,466

China Resources Gas Group, Ltd. (China)			4,000	11,639

ENI SpA (Italy)			1,214	30,276

Kinder Morgan, Inc.			563	22,666

Tokyo Gas Co., Ltd. (Japan)			5,000	28,396

UGI Corp.			1,676	88,794

				206,237
Office equipment and supplies (0.1%)

Canon, Inc. (Japan)			700	22,868

				22,868
Oil and gas (4.1%)

BG Group PLC (United Kingdom)			1,078	21,503

BP PLC (United Kingdom)			7,292	58,308

Cabot Oil & Gas Corp.			1,751	58,729

Callon Petroleum Co.(NON)			1,042	11,181

China Petroleum & Chemical Corp. (China)			12,000	12,170

Delek US Holdings, Inc.			358	12,523

EOG Resources, Inc.			1,982	217,782

EP Energy Corp. Class A(NON)			475	9,182

Exxon Mobil Corp.			4,132	410,968

Ezion Holdings, Ltd. (Singapore)			8,000	14,091

Genel Energy PLC (United Kingdom)(NON)			571	8,242

Gulfport Energy Corp.(NON)			63	3,686

Kodiak Oil & Gas Corp.(NON)			445	7,240

Lukoil OAO ADR (Russia)			321	17,896

Oil & Natural Gas Corp., Ltd. (India)			2,923	20,954

Petroleo Brasileiro SA ADR (Preference) (Brazil)			746	15,524

Rosetta Resources, Inc.(NON)			62	3,100

Royal Dutch Shell PLC Class A (United Kingdom)			1,183	47,881

Royal Dutch Shell PLC Class B (United Kingdom)			1,078	45,555

Statoil ASA (Norway)			1,428	40,089

Stone Energy Corp.(NON)			174	6,123

Total SA (France)			775	51,109

Unit Corp.(NON)			81	5,331

Vaalco Energy, Inc.(NON)			551	5,042

W&T Offshore, Inc.			179	2,671

Woodside Petroleum, Ltd. (Australia)			561	22,372

WPX Energy, Inc.(NON)			3,200	85,184

				1,214,436
Pharmaceuticals (5.9%)

AbbVie, Inc.			3,799	210,009

ACADIA Pharmaceuticals, Inc.(NON)			156	3,741

Actelion, Ltd. (Switzerland)			404	49,595

Alkermes PLC(NON)			130	5,815

Antares Pharma, Inc.(NON)			782	1,838

Array BioPharma, Inc.(NON)			445	1,758

AstraZeneca PLC (United Kingdom)			647	49,055

Bayer AG (Germany)			391	52,429

Biospecifics Technologies Corp.(NON)			81	2,534

Cardiome Pharma Corp. (Canada)(NON)			596	4,112

China Pioneer Pharma Holdings, Ltd. (China)			15,000	11,632

Chugai Pharmaceutical Co., Ltd. (Japan)			1,300	41,170

Conatus Pharmaceuticals, Inc.(NON)			63	434

Eli Lilly & Co.			1,810	115,043

Enanta Pharmaceuticals, Inc.(NON)			59	2,476

GlaxoSmithKline PLC (United Kingdom)			1,773	43,401

Glenmark Pharmaceuticals, Ltd. (India)			1,418	16,753

Hisamitsu Pharmaceutical Co., Inc. (Japan)			300	11,908

Impax Laboratories, Inc.(NON)			266	6,554

Insys Therapeutics, Inc.(NON)			247	8,724

Jazz Pharmaceuticals PLC(NON)			245	39,915

Johnson & Johnson			4,628	480,061

Mallinckrodt PLC(NON)			56	4,563

Merck & Co., Inc.			206	12,383

Nektar Therapeutics(NON)			307	4,378

Novartis AG (Switzerland)			512	45,927

Novo Nordisk A/S Class B (Denmark)			698	31,890

Pfizer, Inc.			11,828	347,625

Prestige Brands Holdings, Inc.(NON)			221	7,649

Receptos, Inc.(NON)			86	4,399

Roche Holding AG-Genusschein (Switzerland)			212	61,818

Sanofi (France)			371	40,704

Shire PLC (United Kingdom)			227	18,553

Sucampo Pharmaceuticals, Inc. Class A(NON)			302	2,081

TESARO, Inc.(NON)			82	2,424

Trevena, Inc.(NON)			242	1,430

				1,744,781
Power producers (0.1%)

Abengoa Yield PLC (United Kingdom)(NON)			55	2,206

China Power New Energy Development Co., Ltd. (China)(NON)			160,000	11,355

China WindPower Group, Ltd. (China)(NON)			170,000	15,574

				29,135
Railroads (0.1%)

Central Japan Railway Co. (Japan)			300	42,040

				42,040
Real estate (4.1%)

AG Mortgage Investment Trust, Inc.(R)			92	1,837

Agree Realty Corp.(R)			171	5,050

Arlington Asset Investment Corp. Class A			110	3,126

ARMOUR Residential REIT, Inc.(R)			493	2,085

Ashford Hospitality Prime, Inc.(R)			116	1,878

Ashford Hospitality Trust, Inc.(R)			584	6,769

AvalonBay Communities, Inc.(R)			1,220	188,002

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)			210,900	11,178

CBL & Associates Properties, Inc.(R)			224	4,256

CBRE Group, Inc. Class A(NON)			4,080	129,662

Chailease Holding Co., Ltd. (Taiwan)			7,500	20,274

CYS Investments, Inc.(R)			305	2,876

Deutsche Wohnen AG (Germany)			1,017	22,944

Dexus Property Group (Australia)(R)			20,321	22,869

Education Realty Trust, Inc.(R)			901	9,812

Emaar Properties PJSC (United Arab Emirates)(NON)			3,920	10,939

EPR Properties(R)			93	5,293

Essex Property Trust, Inc.(R)			925	178,941

Federal Realty Investment Trust(R)			362	45,170

First Industrial Realty Trust(R)			192	3,494

Glimcher Realty Trust(R)			370	4,155

GPT Group (Australia)(R)			6,289	23,436

Hammerson PLC (United Kingdom)(R)			1,484	14,967

HFF, Inc. Class A			429	12,870

Invesco Mortgage Capital, Inc.(R)			147	2,590

Investors Real Estate Trust(R)			442	3,770

iStar Financial, Inc.(NON)(R)			365	5,431

Kilroy Realty Corp.(R)			350	22,138

Lexington Realty Trust(R)			845	9,194

LTC Properties, Inc.(R)			208	8,518

MFA Financial, Inc.(R)			498	4,203

MRV Engenharia e Participacoes SA (Brazil)			2,344	9,550

National Health Investors, Inc.(R)			130	8,386

One Liberty Properties, Inc.(R)			202	4,377

PS Business Parks, Inc.(R)			128	10,437

Public Storage(R)			1,005	176,056

Ramco-Gershenson Properties Trust(R)			247	4,189

Rayonier, Inc.(R)			576	19,740

Scentre Group (Australia)(NON)(R)			2,198	7,041

Select Income REIT(R)			158	4,408

Sovran Self Storage, Inc.(R)			42	3,245

Starwood Property Trust, Inc.(R)			111	2,647

Starwood Waypoint Residential Trust(NON)(R)			22	609

Sumitomo Realty & Development Co., Ltd. (Japan)			1,000	38,724

Summit Hotel Properties, Inc.(R)			539	5,902

Surya Semesta Internusa Tbk PT (Indonesia)			212,100	14,687

Two Harbors Investment Corp.(R)			7,687	82,405

Universal Health Realty Income Trust(R)			46	2,032

Westfield Group (Australia)			1,518	10,803

Wheelock and Co., Ltd. (Hong Kong)			6,000	31,432

				1,224,397
Regional Bells (—%)

Frontier Communications Corp.			1,089	7,405

				7,405
Restaurants (0.1%)

Krispy Kreme Doughnuts, Inc.(NON)			262	4,457

Papa John's International, Inc.			184	7,286

Popeyes Louisiana Kitchen, Inc.(NON)			138	5,534

Red Robin Gourmet Burgers, Inc.(NON)			49	2,602

				19,879
Retail (4.9%)

Adidas AG (Germany)			177	13,266

ANN, Inc.(NON)			228	9,448

Ascena Retail Group, Inc.(NON)			190	3,304

Big Lots, Inc.			196	9,085

Brown Shoe Co., Inc.			126	3,760

Compagnie Financiere Richemont SA (Switzerland)			178	16,975

Compagnie Financiere Richemont SA ADR (Switzerland)			745	7,089

Crocs, Inc.(NON)			116	1,792

CVS Health Corp.			5,002	397,409

Deckers Outdoor Corp.(NON)			216	19,924

FF Group (Greece)(NON)			254	10,513

GameStop Corp. Class A			1,135	47,897

Gap, Inc. (The)			1,704	78,640

Genesco, Inc.(NON)			52	4,124

GNC Holdings, Inc. Class A			315	11,954

Home Depot, Inc. (The)			3,889	363,622

KAR Auction Services, Inc.			509	15,351

Kate Spade & Co.(NON)			155	5,013

Koninklijke Ahold NV (Netherlands)			1,669	28,509

Lowe's Cos., Inc.			3,662	192,292

Macy's, Inc.			1,983	123,521

Next PLC (United Kingdom)			440	51,827

Nutraceutical International Corp.(NON)			126	3,054

Puregold Price Club, Inc. (Philippines)			10,900	9,050

Sonic Automotive, Inc. Class A			277	6,842

Steven Madden, Ltd.(NON)			95	3,229

USANA Health Sciences, Inc.(NON)			36	2,629

Woolworths, Ltd. (Australia)			437	14,758

				1,454,877
Schools (0.1%)

Bright Horizons Family Solutions, Inc.(NON)			141	5,734

Estacio Participacoes SA (Brazil)			1,482	19,683

Grand Canyon Education, Inc.(NON)			59	2,551

ITT Educational Services, Inc.(NON)			275	2,318

Kroton Educacional SA (Brazil)			411	12,311

				42,597
Semiconductor (0.4%)

Advanced Energy Industries, Inc.(NON)			147	2,830

Advanced Semiconductor Engineering, Inc. (Taiwan)			18,000	22,432

ASML Holding NV (Netherlands)			298	28,509

Entegris, Inc.(NON)			507	6,155

Photronics, Inc.(NON)			512	4,521

Power Integrations, Inc.			84	5,022

Powertech Technology, Inc. (Taiwan)			7,000	13,278

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			7,000	29,039

Ultra Clean Holdings, Inc.(NON)			762	7,353

				119,139
Shipping (0.2%)

Aegean Marine Petroleum Network, Inc. (Greece)			759	7,666

Diana Shipping, Inc. (Greece)(NON)			351	3,735

Quality Distribution, Inc.(NON)			1,041	14,616

StealthGas, Inc. (Greece)(NON)			1,308	12,805

Swift Transportation Co.(NON)			718	15,207

				54,029
Software (3.7%)

Activision Blizzard, Inc.			5,790	136,297

Amdocs, Ltd.			1,778	83,744

Electronic Arts, Inc.(NON)			323	12,222

F5 Networks, Inc.(NON)			1,210	150,270

IntraLinks Holdings, Inc.(NON)			543	4,268

Manhattan Associates, Inc.(NON)			358	10,339

Microsoft Corp.			1,138	51,699

NTT Data Corp. (Japan)			300	10,755

Oracle Corp.			10,146	421,363

Proofpoint, Inc.(NON)			83	3,310

PTC, Inc.(NON)			159	6,152

Rovi Corp.(NON)			259	5,991

Safeguard Scientifics, Inc.(NON)			175	3,430

SAP AG (Germany)			157	12,212

Symantec Corp.			6,118	148,545

Tencent Holdings, Ltd. (China)			2,200	35,909

Ultimate Software Group, Inc.(NON)			60	8,819

Zynga, Inc. Class A(NON)			610	1,766

				1,107,091
Staffing (0.4%)

Barrett Business Services, Inc.			86	5,090

Kforce, Inc.			355	7,125

Korn/Ferry International(NON)			188	5,687

ManpowerGroup, Inc.			1,356	105,198

On Assignment, Inc.(NON)			296	8,750

				131,850
Technology (0.2%)

CACI International, Inc. Class A(NON)			127	9,159

SoftBank Corp. (Japan)			500	36,071

Tech Data Corp.(NON)			150	10,125

				55,355
Technology services (3.2%)

Acxiom Corp.(NON)			361	6,695

Amber Road, Inc.(NON)			76	1,140

AOL, Inc.(NON)			97	4,192

Baidu, Inc. ADR (China)(NON)			63	13,515

Computer Sciences Corp.			2,606	155,813

CSG Systems International, Inc.			79	2,190

Dun & Bradstreet Corp. (The)			687	80,640

eBay, Inc.(NON)			2,703	150,017

Engility Holdings, Inc.(NON)			143	5,025

Facebook, Inc. Class A(NON)			2,408	180,167

Google, Inc. Class A(NON)			93	54,159

HomeAway, Inc.(NON)			98	3,254

Leidos Holdings, Inc.			1,374	51,731

MeetMe, Inc.(NON)			1,211	2,785

Naver Corp. (South Korea)			12	9,089

NIC, Inc.			334	6,259

Perficient, Inc.(NON)			258	4,443

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)			107	9,398

Tyler Technologies, Inc.(NON)			87	7,748

Unisys Corp.(NON)			201	4,705

United Internet AG (Germany)			484	20,792

VeriSign, Inc.(NON)			2,716	155,016

XO Group, Inc.(NON)			345	4,040

Yandex NV Class A (Russia)(NON)			343	9,751

Yelp, Inc.(NON)			50	4,121

				946,685
Telecommunications (1.1%)

Allot Communications, Ltd. (Israel)(NON)			164	1,776

Arris Group, Inc.(NON)			101	3,092

Aruba Networks, Inc.(NON)			110	2,349

BT Group PLC (United Kingdom)			5,315	34,148

CalAmp Corp.(NON)			323	6,227

China Mobile, Ltd. (China)			2,500	31,097

EchoStar Corp. Class A(NON)			266	13,414

Inteliquent, Inc.			270	3,294

Iridium Communications, Inc.(NON)			448	4,211

Loral Space & Communications, Inc.(NON)			70	5,244

MTN Group, Ltd. (South Africa)			1,526	34,485

NTT DoCoMo, Inc. (Japan)			1,400	24,200

Orange (France)			1,476	22,342

Ruckus Wireless, Inc.(NON)			278	3,867

ShoreTel, Inc.(NON)			301	2,017

SK Telecom Co., Ltd. (South Korea)			64	17,232

Spok Holdings, Inc.			222	3,286

Tele2 AB Class B (Sweden)			784	9,753

Telefonica SA (Spain)			1,400	22,203

Telenor ASA (Norway)			912	20,908

Telstra Corp., Ltd. (Australia)			5,659	29,386

Ubiquiti Networks, Inc.(NON)			172	7,802

Vodafone Group PLC (United Kingdom)			4,150	14,244

				316,577
Telephone (1.5%)

Deutsche Telekom AG (Germany)			1,674	25,031

IDT Corp. Class B			184	2,891

Verizon Communications, Inc.			8,469	421,926

				449,848
Textiles (0.3%)

G&K Services, Inc. Class A			107	5,980

Hanesbrands, Inc.			721	74,032

				80,012
Tire and rubber (0.2%)

Apollo Tyres, Ltd. (India)			3,389	9,232

Continental AG (Germany)			207	44,198

Cooper Tire & Rubber Co.			390	12,024

				65,454
Tobacco (1.2%)

British American Tobacco (BAT) PLC (United Kingdom)			495	29,202

Philip Morris International, Inc.			3,712	317,673

				346,875
Transportation services (0.2%)

ComfortDelgro Corp., Ltd. (Singapore)			11,000	22,105

Deutsche Post AG (Germany)			633	20,698

Matson, Inc.			78	2,105

Universal Truckload Services, Inc.			27	672

XPO Logistics, Inc.(NON)			219	6,782

				52,362
Trucks and parts (0.8%)

Delphi Automotive PLC (United Kingdom)			160	11,133

Douglas Dynamics, Inc.			264	5,264

Hota Industrial Manufacturing Co., Ltd. (Taiwan)			6,000	10,940

Hyundai Mobis Co., Ltd. (South Korea)			88	25,516

Miller Industries, Inc.			203	3,841

Standard Motor Products, Inc.			296	11,133

Tenneco, Inc.(NON)			80	5,126

Tower International, Inc.(NON)			334	11,199

WABCO Holdings, Inc.(NON)			1,484	153,149

				237,301
Water Utilities (0.1%)

China Water Affairs Group, Ltd. (China)			34,000	12,240

United Utilities Group PLC (United Kingdom)			1,855	27,008

				39,248

Total common stocks (cost $22,638,220)				$28,447,900

INVESTMENT COMPANIES (1.0%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			338	$5,168

iShares MSCI EAFE ETF			726	48,431

iShares MSCI Taiwan ETF (Taiwan)			558	9,213

iShares Russell 2000 Growth ETF			237	32,457

iShares Russell 2000 Value ETF			293	29,461

Market Vectors Vietnam ETF (Vietnam)			639	14,761

SPDR S&P 500 ETF Trust			713	143,106

SPDR S&P MidCap 400 ETF Trust			78	20,416

Total investment companies (cost $260,233)				$303,013

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Guaranty Trust Bank PLC 144A (Nigeria)	9/20/16	$0.00	20,633	$3,802

Kuwait Foods (Americana) 144A (Kuwait)	2/24/16	0.00	744	8,367

National Bank of Kuwait SAK 144A (Kuwait)	12/10/15	0.00	3,157	10,983

Saudi Basic Industries Corp. 144A (Saudi Arabia)	3/2/17	0.00	310	11,022

Saudi Industrial Investment Group 144A (Saudi Arabia)	10/28/15	0.00	1,425	16,019

Zenith Bank PLC 144A (Nigeria)	9/20/16	0.00	43,858	6,649

Total warrants (cost $51,101)				$56,842

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Sep-14/$42.00		$15,336	$831

Market Vectors Russia ETF (Put)	Sep-14/21.00		5,200	482

Total purchased options outstanding (cost $9,745)				$1,313

SHORT-TERM INVESTMENTS (2.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		shares	20,775	$20,775

Putnam Short Term Investment Fund 0.04%(AFF)		shares	653,364	653,364

U.S. Treasury Bills with an effective yield of 0.10%, February 5, 2015(SEG)			$7,000	6,999

U.S. Treasury Bills with effective yields ranging from 0.05% to 0.12%, November 13, 2014(SEG)			128,000	127,990

U.S. Treasury Bills with an effective yield of 0.31%, October 23, 2014(SEG)			5,000	5,000

Total short-term investments (cost $814,108)				$814,128

TOTAL INVESTMENTS

Total investments (cost $23,773,407)(b)				$29,623,196

FORWARD CURRENCY CONTRACTS at 8/31/14 (aggregate face value $9,404,013) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/17/14	$39,341	$40,040	$(699)
	British Pound	Sell	9/17/14	39,341	39,355	14
	Canadian Dollar	Sell	10/15/14	362,833	369,651	6,818
	Euro	Buy	9/17/14	383,310	396,425	(13,115)
	Singapore Dollar	Buy	11/19/14	2,082	2,084	(2)
	Singapore Dollar	Sell	11/19/14	2,082	2,083	1
	Swiss Franc	Sell	9/17/14	27,889	28,138	249
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	24,956	25,137	(181)
	British Pound	Buy	9/17/14	117,194	118,790	(1,596)
	British Pound	Sell	9/17/14	117,194	119,889	2,695
	Canadian Dollar	Buy	10/15/14	5,421	5,550	(129)
	Chinese Yuan (Offshore)	Buy	11/19/14	29,172	29,021	151
	Czech Koruna	Sell	9/17/14	14,063	14,222	159
	Euro	Sell	9/17/14	159,395	165,060	5,665
	Hong Kong Dollar	Sell	11/19/14	85,257	85,265	8
	Japanese Yen	Sell	11/19/14	20,324	20,583	259
	Mexican Peso	Buy	10/15/14	49,516	49,822	(306)
	Mexican Peso	Sell	10/15/14	49,516	49,629	113
	New Zealand Dollar	Buy	10/15/14	21,576	22,532	(956)
	New Zealand Dollar	Sell	10/15/14	21,576	21,752	176
	Norwegian Krone	Buy	9/17/14	37,543	38,449	(906)
	Polish Zloty	Buy	9/17/14	16,439	16,433	6
	Polish Zloty	Sell	9/17/14	16,439	16,680	241
	Singapore Dollar	Sell	11/19/14	62,927	63,002	75
	South African Rand	Buy	10/15/14	18,780	18,994	(214)
	Swedish Krona	Sell	9/17/14	24,894	25,978	1,084
	Swiss Franc	Sell	9/17/14	37,040	37,687	647
Citibank, N.A.
	Australian Dollar	Sell	10/15/14	14,061	14,981	920
	Brazilian Real	Sell	10/2/14	2,835	2,562	(273)
	Chilean Peso	Buy	10/15/14	16,560	17,105	(545)
	Chilean Peso	Sell	10/15/14	16,560	17,341	781
	Danish Krone	Sell	9/17/14	38,917	40,204	1,287
	Euro	Sell	9/17/14	85,939	88,317	2,378
	Japanese Yen	Sell	11/19/14	12,096	12,304	208
	Mexican Peso	Buy	10/15/14	4,133	4,158	(25)
	Mexican Peso	Sell	10/15/14	4,133	4,134	1
	New Zealand Dollar	Sell	10/15/14	14,078	15,166	1,088
	Norwegian Krone	Buy	9/17/14	34,946	36,806	(1,860)
	Swiss Franc	Sell	9/17/14	27,235	28,167	932
Credit Suisse International
	Australian Dollar	Sell	10/15/14	36,875	38,693	1,818
	British Pound	Sell	9/17/14	80,675	81,302	627
	Canadian Dollar	Buy	10/15/14	26,829	26,882	(53)
	Euro	Sell	9/17/14	93,561	95,937	2,376
	Indian Rupee	Buy	11/19/14	3,777	3,759	18
	Japanese Yen	Buy	11/19/14	514,839	521,402	(6,563)
	Mexican Peso	Buy	10/15/14	17,281	17,284	(3)
	Mexican Peso	Sell	10/15/14	17,281	17,330	49
	New Zealand Dollar	Sell	10/15/14	5,249	4,012	(1,237)
	Norwegian Krone	Buy	9/17/14	4,241	5,741	(1,500)
	Singapore Dollar	Buy	11/19/14	3,923	3,928	(5)
	Singapore Dollar	Sell	11/19/14	3,923	3,926	3
	Swedish Krona	Sell	9/17/14	24,365	25,181	816
	Swiss Franc	Sell	9/17/14	26,472	27,253	781
	Turkish Lira	Buy	9/17/14	16,924	17,097	(173)
	Turkish Lira	Sell	9/17/14	16,924	16,861	(63)
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	18,158	18,030	128
	Canadian Dollar	Buy	10/15/14	51,085	52,065	(980)
	Czech Koruna	Buy	9/17/14	16,541	17,347	(806)
	Czech Koruna	Sell	9/17/14	16,541	17,274	733
	Euro	Sell	9/17/14	149,014	155,224	6,210
	Japanese Yen	Sell	11/19/14	63,365	64,180	815
	New Zealand Dollar	Buy	10/15/14	51,648	53,923	(2,275)
	New Zealand Dollar	Sell	10/15/14	51,648	52,706	1,058
	Norwegian Krone	Buy	9/17/14	27,141	27,930	(789)
	Norwegian Krone	Sell	9/17/14	27,141	27,917	776
	Polish Zloty	Buy	9/17/14	15,940	16,664	(724)
	Polish Zloty	Sell	9/17/14	15,940	15,929	(11)
	Swedish Krona	Sell	9/17/14	27,384	28,419	1,035
	Swiss Franc	Sell	9/17/14	28,325	28,732	407
Goldman Sachs International
	Australian Dollar	Buy	10/15/14	14,620	14,551	69
	British Pound	Buy	9/17/14	82,666	82,697	(31)
	British Pound	Sell	9/17/14	82,666	82,666	—
	Canadian Dollar	Buy	10/15/14	28,942	29,453	(511)
	Canadian Dollar	Sell	10/15/14	28,942	29,008	66
	Euro	Sell	9/17/14	237,581	245,858	8,277
	Japanese Yen	Buy	11/19/14	76,017	76,992	(975)
	Swedish Krona	Sell	9/17/14	13,878	14,988	1,110
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	2,608	2,385	223
	British Pound	Sell	9/17/14	382,125	385,418	3,293
	Canadian Dollar	Buy	10/15/14	27,748	27,813	(65)
	Canadian Dollar	Sell	10/15/14	27,748	27,598	(150)
	Euro	Buy	9/17/14	28,515	28,586	(71)
	Euro	Sell	9/17/14	28,515	29,035	520
	Japanese Yen	Sell	11/19/14	140,919	142,737	1,818
	Swedish Krona	Sell	9/17/14	56,112	58,546	2,434
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	47,491	47,345	146
	Brazilian Real	Buy	10/2/14	12,713	12,426	287
	British Pound	Buy	9/17/14	19,919	20,664	(745)
	Canadian Dollar	Buy	10/15/14	157,206	159,955	(2,749)
	Czech Koruna	Sell	9/17/14	14,067	14,219	152
	Euro	Sell	9/17/14	1,202,621	1,246,213	43,592
	Hungarian Forint	Sell	9/17/14	14,450	15,375	925
	Indian Rupee	Sell	11/19/14	2,325	2,313	(12)
	Japanese Yen	Sell	11/19/14	610,205	618,016	7,811
	Mexican Peso	Sell	10/15/14	5,239	5,225	(14)
	New Taiwan Dollar	Sell	11/19/14	26,752	26,670	(82)
	New Zealand Dollar	Sell	10/15/14	30,905	31,823	918
	Norwegian Krone	Buy	9/17/14	54,072	55,866	(1,794)
	Singapore Dollar	Buy	11/19/14	34,345	34,379	(34)
	Swedish Krona	Sell	9/17/14	100,678	105,865	5,187
	Swiss Franc	Sell	9/17/14	56,758	57,672	914
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/15/14	22,163	21,925	238
	Brazilian Real	Sell	10/2/14	6,822	6,809	(13)
	British Pound	Sell	9/17/14	8,964	8,196	(768)
	Canadian Dollar	Buy	10/15/14	108,326	110,565	(2,239)
	Chilean Peso	Buy	10/15/14	1,226	1,250	(24)
	Chilean Peso	Sell	10/15/14	1,226	1,291	65
	Euro	Buy	9/17/14	117,871	120,332	(2,461)
	Euro	Sell	9/17/14	117,871	119,427	1,556
	Japanese Yen	Sell	11/19/14	172,305	174,521	2,216
	New Taiwan Dollar	Buy	11/19/14	1,648	1,644	4
	New Zealand Dollar	Sell	10/15/14	31,739	32,721	982
	Norwegian Krone	Buy	9/17/14	76,940	78,826	(1,886)
	Singapore Dollar	Sell	11/19/14	1,121	1,124	3
	Swedish Krona	Sell	9/17/14	45,053	46,231	1,178
	Swiss Franc	Sell	9/17/14	28,107	28,697	590
UBS AG
	British Pound	Buy	9/17/14	13,446	13,766	(320)
	British Pound	Sell	9/17/14	13,446	13,557	111
	Canadian Dollar	Sell	10/15/14	332,329	338,629	6,300
	Japanese Yen	Sell	11/19/14	174,775	176,988	2,213
	Swiss Franc	Sell	9/17/14	206,333	211,467	5,134
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	14,527	14,473	54
	British Pound	Buy	9/17/14	28,053	28,724	(671)
	British Pound	Sell	9/17/14	28,053	28,325	272
	Canadian Dollar	Buy	10/15/14	157,666	160,625	(2,959)
	Euro	Buy	9/17/14	228,251	237,842	(9,591)
	Japanese Yen	Sell	11/19/14	77,505	78,492	987
	New Zealand Dollar	Buy	10/15/14	14,078	14,697	(619)
	New Zealand Dollar	Sell	10/15/14	14,078	14,088	10

Total						$78,488

FUTURES CONTRACTS OUTSTANDING at 8/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	7	$291,106	Sep-14	$(526)
FTSE 100 Index (Long)	5	564,576	Sep-14	(500)
MSCI EAFE Index Mini (Long)	5	480,200	Sep-14	(9,510)
Russell 2000 Index Mini (Long)	8	938,720	Sep-14	14,344
S&P 500 Index E-Mini (Short)	15	1,501,050	Sep-14	(26,324)
S&P Mid Cap 400 Index E-Mini (Short)	3	431,130	Sep-14	(12,516)

Total				$(35,032)

WRITTEN OPTIONS OUTSTANDING at 8/31/14 (premiums $7,019) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Sep-14/$41.00	$15,336	$349
Market Vectors Russia ETF (Call)	Sep-14/24.00	2,340	1,452
Market Vectors Russia ETF (Put)	Sep-14/19.00	5,200	260

Total			$2,061

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,750,398.
(b)	The aggregate identified cost on a tax basis is $23,831,161, resulting in gross unrealized appreciation and depreciation of $6,180,660 and $388,625, respectively, or net unrealized appreciation of $5,792,035.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$645,569	$866,577	$858,782	$79	$653,364

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $20,775, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $20,321.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $77,724 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.6%
	United Kingdom	3.3
	Japan	3.2
	France	1.4
	Germany	1.4
	Switzerland	1.3
	Australia	1.3
	China	1.2
	South Korea	0.9
	Taiwan	0.7
	Brazil	0.6
	Spain	0.5
	Hong Kong	0.5
	Netherlands	0.5
	Other	4.6

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on securities owned and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $22,437 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,468,763	$—	$1,024
Capital goods	2,208,950	—	—
Communication services	1,131,954	—	—
Conglomerates	358,820	—	—
Consumer cyclicals	3,290,593	—	—
Consumer staples	2,139,601	—	129
Energy	2,268,488	—	—
Financials	5,887,431	—	—
Health care	3,649,854	—	—
Technology	4,442,220	—	—
Transportation	521,572	—	—
Utilities and power	1,078,501	—	—
Total common stocks	28,446,747	—	1,153
Investment companies	$303,013	$—	$—
Purchased options outstanding	—	1,313	—
Warrants	—	56,842	—
Short-term investments	653,364	160,764	—

Totals by level	$29,403,124	$218,919	$1,153

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$78,488	$—
Futures contracts	(35,032)	—	—
Written options outstanding	—	(2,061)	—

Totals by level	$(35,032)	$76,427	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$143,261	$64,773
Equity contracts	72,499	51,437

Total	$215,760	$116,210

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$15,000
Written equity option contracts (contract amount)		$17,000
Futures contracts (number of contracts)		40
Forward currency contracts (contract amount)		$14,800,000
Warrants (number of warrants)		80,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Futures contracts§	—	—	—	—	—	—	—	—	12,066	—	—	—	12,066
	Forward currency contracts#	7,082	11,279	7,595	6,488	11,162	9,522	8,288	59,932	—	6,832	13,758	1,323	143,261
	Purchased options#	831	—	—	—	—	—	—	—	—	—	482	—	1,313

	Total Assets	$7,913	$11,279	$7,595	$6,488	$11,162	$9,522	$8,288	$59,932	$12,066	$6,832	$14,240	$1,323	$156,640

	Liabilities:
	Futures contracts§	—	—	—	—	—	—	—	—	13,262	—	—	—	13,262
	Forward currency contracts#	13,816	4,288	2,703	9,597	5,585	1,517	286	5,430	—	7,391	320	13,840	64,773
	Written options#	349	—	—	—	—	—	—	—	—	—	1,712	—	2,061

	Total Liabilities	$14,165	$4,288	$2,703	$9,597	$5,585	$1,517	$286	$5,430	$13,262	$7,391	$2,032	$13,840	$80,096

	Total Financial and Derivative Net Assets	$(6,252)	$6,991	$4,892	$(3,109)	$5,577	$8,005	$8,002	$54,502	$(1,196)	$(559)	$12,208	$(12,517)	$76,544
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(6,252)	$6,991	$4,892	$(3,109)	$5,577	$8,005	$8,002	$54,502	$(1,196)	$(559)	$12,208	$(12,517)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014